Cost of sales - before impairment of non-current assets (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about cost of sales of non current assets [line Items]
Total Variable Costs		$ 25,909,931	$ 32,699,443	$ 29,838,341
Total Fixed Costs		11,657,541	12,272,917	11,346,038
Cost of sales		(37,567,472)	(44,972,360)	(41,184,379)
Varible Costs [Member]
Disclosure of detailed information about cost of sales of non current assets [line Items]
Imported products	[1]	7,592,489	12,639,710	11,809,529
Depreciation, amortization and depletion		6,069,903	5,523,306	5,064,518
Purchases of crude in association and concession		4,281,661	5,466,496	3,820,746
Purchases of hydrocarbons - ANH	[2]	2,798,432	5,437,177	5,667,567
Electric energy		1,098,621	829,543	662,297
Hydrocarbon transport services		874,632	821,654	696,964
Taxes and economic rights		841,443	788,924	441,207
Process materials		827,464	1,016,617	968,884
Purchases of other products and gas		598,015	584,507	632,509
Services contracted in associations		269,637	267,778	260,207
Others	[3]	657,634	(676,269)	(186,087)
Fixed Costs [Member]
Disclosure of detailed information about cost of sales of non current assets [line Items]
Hydrocarbon transport services		253,752	268,572	261,237
Services contracted in associations		1,121,010	1,211,510	1,040,221
Depreciation and amortization		2,930,120	2,781,446	2,555,176
Labor costs		2,299,761	2,316,567	2,105,803
Maintenance		2,257,370	2,497,002	2,260,984
Services contracted		1,623,375	1,841,009	1,796,354
Taxes and contributions		593,041	516,933	393,690
Materials and operating supplies		508,037	574,678	565,601
General costs		$ 71,075	$ 265,200	$ 366,972

[1]	Imported products correspond mainly to diesel and diluent to facilitate the transport of heavy crude oil.
[2]	Corresponds to purchases of crude oil by Ecopetrol from the National Hydrocarbons Agency (ANH, by its acronym in Spanish) derived from national production, both of the Ecopetrol Business Group’s direct operations and of third parties.
[3]	Corresponds mainly to: i) the valuation of the inventory, product of the costing process, ii) the valuation at Net Realizable Value, and iii) the agreements of inventories by transport and iv) capitalizable costs to projects.